EATON VANCE TAX-MANAGED
                                 GROWTH FUND 1.1

                   Supplement to Prospectus dated May 1, 2001

Fund shares are available to new investors. Shares may be purchased by current and new shareholders as described under "Purchasing Shares".



MAY 17, 2001                                                             TG1.1PS